INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
INCOME TAXES
Schedule of components of income from operations before income taxes and income taxes

	Thousands of Yen
	2011	2012	2013
Income from operations before income taxes:
Domestic	¥996,687	¥2,312,763	¥993,179
Foreign	(6,085)	61,316	57,216
Total	¥990,602	¥2,374,079	¥1,050,395
Income taxes-current
Domestic	¥339,470	¥996,521	¥267,982
Foreign	45	14,819	29,417
Total	¥339,515	¥1,011,340	¥297,399
Income taxes-deferred
Domestic	¥(137,411)	¥(6,609)	¥142,028
Foreign	723	(1,290)	10,457
Total	¥(136,688)	¥(7,899)	¥152,485

Schedule of tax effects of temporary differences and operating loss carryforwards giving rise to deferred tax balances

	Thousands of Yen
	2012		2013
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥44,381	¥—
Depreciation and amortization	10,856	8,893	11,441	52,209
Accrued municipal governments tax	59,057	—	12,088	—
Research and development cost for internal use software	3,053	—	1,224	—
Deferred revenue	13,537	—	5,911	—
Accrued bonus	25,657	—	29,473	—
Accrued vacation	5,196	—	14,215	—
Asset retirement obligations	6,274	—	7,344	—
Operating loss carryforwards	2,701	—	20,933	—
Accounts payable	—	—	27,472	—
Unrealized gain on available-for-sale securities	—	59,180	—	56,775
IPO costs	—	30,340	—	103,953
Unrealized foreign exchange gains	—	—	—	23,983
Others	13,509	6,576	20,699	11,425
Total	184,221	104,989	195,181	248,345
Valuation allowance	(801)	—	(22,856)	—
Total	¥183,420	¥104,989	¥172,325	¥248,345

Schedule of analysis of movement in the valuation allowance for deferred tax assets
	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥229,176	¥22,931	¥801
Additions	14,608	25	22,831
Deductions	(220,853)	(22,155)	(776)
Balance at end of year	¥22,931	¥801	¥22,856

Schedule of reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate

	Thousands of Yen
	2011	2012	2013
Amount computed using normal Japanese statutory tax rate	¥403,076	¥966,013	¥399,255
Increase (decrease) in taxes resulting from:
Change in valuation allowance*	(206,069)	(22,130)	22,055
Share-based compensation expense	—	17,459	15,498
Officers’ remuneration not deductible for tax purpose	2,736	25,460	300
Others-net	3,084	16,639	12,776
Income tax expense as reported	¥202,827	¥1,003,441	¥449,884

*Change in valuation allowance for the year ended March 31, 2011 includes a decrease of ¥87,952 thousand in the valuation allowance of UBIC as of March 31, 2010 for the deferred tax assets arising from UBIC’s operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2012 includes a decrease of ¥6,227 thousand in the valuation allowance of the U.S. subsidiary as of March 31, 2011 for the deferred tax assets arising from the U.S. subsidiary operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2013 includes an increase of ¥20,091 thousand in the valuation allowance of the foreign subsidiaries in South Korea and Taiwan and a domestic subsidiary as of March 31, 2013 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2013.